Going Concern	12 Months Ended
Jun. 30, 2016
General:
General

NOTE 3 – Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has a shareholders’ deficit of $1,477,250 and an accumulated deficit of $16,878,382 as of June 30, 2016, and has generated operating losses since inception. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate revenues and its ability to continue raising capital from third parties.

On September 9, 2016, the Company, its controlling shareholder, and an outside investor group executed a letter of intent granting the investor group the option to purchase 100% of the Company’s Series A Preferred Stock, which represents a controlling interest in the Company. The letter of intent includes a 30-day due diligence period. The acquisition is expected to close in early October 2016. The letter of intent requires that the investor provide the Company sufficient capital to move forward with its expansion plans.